THIS SUPPLEMENT SUPERSEDES ALL PREVIOUS SUPPLEMENTS

Munder International Equity Fund

Class A, B, C, K & Y Shares

Supplement Dated June 2, 2009

to Prospectus Dated October 31, 2008

Change in Portfolio Management Team

The section under the heading “Portfolio Management Team” that begins on page 25 of the Prospectus is deleted and replaced in its entirety with the following:

The Fund’s portfolio management team consists of Brian E. Kozeliski and Peter J. Collins. Mr. Kozeliski has primary responsibility for day-to-day management of the Fund, including maintenance of the quantitative model used in selecting investments for the Fund. Mr. Collins provides support in managing the Fund, particularly with respect to the maintenance of the quantitative model.

Brian E. Kozeliski, CFA, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2000. He has also been a member of the portfolio management team for the Munder Asset Allocation Fund-Balanced since July 2008. Mr. Kozeliski provides quantitative research, including attribution analysis, for all of MCM’s equity investment disciplines and is a member of MCM’s quantitative support group. From 2000 through 2005, Mr. Kozeliski’s position at MCM was as a member of a former division of MCM focused on indexed and quantitative investing, providing analytical and trading support for its complete equity product line. In March 2005, Mr. Kozeliski joined MCM’s actively-managed international equity team, where he assumed day-to-day portfolio management responsibility for the Fund.

Peter J. Collins, Senior Equity Analyst, has been a member of the Fund’s portfolio management team since 2009. He is also a member of the portfolio management team for the Munder International Fund-Core Equity and International Small-Cap Fund, a member of the portfolio management team for the Munder Energy Fund, as well as member of the team managing MCM’s international core and international small-cap equity disciplines, and lead analyst of the utilities sector for the team. Immediately prior to joining MCM in August 2007, Mr. Collins was a Research Analyst for The Boston Company Asset Management (including its predecessor firms), where he served on the international equity team for seven years.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

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THIS SUPPLEMENT SUPERSEDES ALL PREVIOUS SUPPLEMENTS

Munder Energy Fund

Class A, B, C, K & Y Shares

Supplement Dated June 2, 2009

to Prospectus Dated October 31, 2008

Change in Portfolio Management Team

The section under the heading “Portfolio Management Team” that begins on page 25 of the Prospectus is deleted and replaced in its entirety with the following:

The Fund’s portfolio management team consists of Brian E. Kozeliski and Peter J. Collins. Mr. Kozeliski has primary responsibility for day-to-day management of the Fund, including maintenance of the quantitative model used in selecting investments for the Fund. Mr. Collins provides support in managing the Fund, particularly with respect to the maintenance of the quantitative model.

Brian E. Kozeliski, CFA, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2008. He has also been a member of the portfolio management team for the Munder International Equity Fund since 2000 and a member of the portfolio management team for the Munder Asset Allocation Fund-Balanced since July 2008. Mr. Kozeliski provides quantitative research, including attribution analysis, for all of MCM’s equity investment disciplines and is a member of MCM’s quantitative support group. From 2000 through 2005, Mr. Kozeliski’s position at MCM was as a member of a former division of MCM focused on indexed and quantitative investing, providing analytical and trading support for its complete equity product line.

Peter J. Collins, Senior Equity Analyst, has been a member of the Fund’s portfolio management team since 2009. He is also a member of the portfolio management team for the Munder International Fund-Core Equity and International Small-Cap Fund, a member of the portfolio management team for the Munder International Equity Fund, as well as member of the team managing MCM’s international core and international small-cap equity disciplines, and lead analyst of the utilities sector for the team. Immediately prior to joining MCM in August 2007, Mr. Collins was a Research Analyst for The Boston Company Asset Management (including its predecessor firms), where he served on the international equity team for seven years.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

Change in Principal Investment Strategies

The section under the heading “Principal Investment Strategies” that begins on page 1 of the Prospectus is deleted and replaced in its entirety with the following:

The Fund pursues its goal by investing primarily in domestic and, to a lesser extent, foreign energy-related companies. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities, rights and warrants) of energy-related companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Energy-related companies are companies engaged in business within the energy sector and companies in other sectors with at least 50% of sales or earnings derived from or at least 50% of assets dedicated to energy-related activities.

The advisor employs a highly quantitative approach to investing that emphasizes stock selection through a ranking and risk analysis process. Using a quantitative model that follows a value with a catalyst approach, the advisor ranks securities within the investment universe. The model incorporates traditional value measures to identify assets that are out of favor and undervalued. In addition, the model uses various growth, profitability and momentum measures in order to include only companies with growing long-term businesses and to exclude those companies that appear to be undervalued but have limited growth prospects.

Securities rankings based on the model are combined with a risk analysis in an effort to construct a portfolio with the most favorable risk/reward characteristics.

The Fund may utilize exchange-traded funds (ETFs) to manage cash.

Change in Performance Benchmark

The Fund’s benchmark has been changed from the Deutsche Bank Energy Index to the S&P® Composite 1500 Energy Sector Index. The advisor believes that the S&P® Composite 1500 Energy Sector Index is more closely aligned with the Fund’s revised investment strategies. To reflect the change in the Fund’s benchmark, the following disclosure is added to the Average Annual Total Returns table on pages 4-5 of the Fund’s Prospectus:

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2008

	1 Year %	5 Years %	Since Inception %(1)
Class Y
S&P® Composite 1500 Energy Sector Index(2) (reflects no deductions of fees, expenses or taxes)	(35.82)	13.30	8.90
Class A
S&P® Composite 1500 Energy Sector Index(2) (reflects no deductions of fees, expenses or taxes)	(35.82)	13.30	8.90
Class B
S&P® Composite 1500 Energy Sector Index(2) (reflects no deductions of fees, expenses or taxes)	(35.82)	13.30	8.90
Class C
S&P® Composite 1500 Energy Sector Index(2) (reflects no deductions of fees, expenses or taxes)	(35.82)	13.30	8.90
Class K
S&P® Composite 1500 Energy Sector Index(2) (reflects no deductions of fees, expenses or taxes)	(35.82)	13.30	8.90

(1)	The inception dates for Class Y, A, B, C and K shares of the Fund is 3/13/01. The Class C shares inception is that of the Fund’s Class II shares, which were converted and/or reclassified as Class C shares as of the close of business on 10/31/03. The index returns from inception for all classes of shares are as of 3/1/01.
(2)

The S&P® Composite 1500 Energy Sector Index is a capitalization-weighted index that measures the performance of energy sector securities included in the S&P® Composite 1500 Index. The S&P® Composite 1500 Index combines the S&P® 500 Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index, which, respectively, measure the performance of the large-capitalization, mid-capitalization and small-capitalization sectors of the U.S. stock market.

Available Share Classes

Class K shares of the Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE